Equity Financing Transactions of the Daughter Companies	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Equity Financing Transactions of the Daughter Companies
5. Equity Financing Transactions of the Daughter Entities
On November 25, 2019, Teekay Tankers effected a one-for-eight reverse stock split of Teekay Tankers' Class A and Class B common shares, which reduced the number of issued and outstanding Class A and B common shares of Teekay Tankers as at December 31, 2019 from approximately 232.0 million and 37.0 million to approximately 29.0 million and 4.6 million, respectively.

In December 2018, Teekay LNG announced that its Board of Directors had authorized a common unit repurchase program for the repurchase of up to $100 million of Teekay LNG's common units. During the years ended December 31, 2019 and December 31, 2018, Teekay LNG repurchased 1.9 million and 0.3 million of its common units for a total cost of $25.2 million and $3.7 million, respectively, under its common unit repurchase program.

During the year ended December 31, 2017, the Company’s publicly-traded subsidiaries, Teekay Tankers and Teekay LNG, and prior to the 2017 Brookfield Transaction on September 25, 2017, Altera, completed the following public offerings and private placements of equity securities.

	Number of shares / units #	Total Proceeds Received $	Less: Teekay Corporation Portion $	Offering Expenses $	Net Proceeds Received $
2017
Teekay Tankers Continuous Offering Program (4)	475,000	8,826	—	(305)	8,521
Teekay Tankers Private Placement (4)	269,397	5,000	(5,000)	—	—
Teekay Tankers Direct Equity Placement (1)(4)	1,721,903	25,897	(25,897)	—	—
Altera Private Placements (2)	6,521,518	29,817	(17,160)	(212)	12,445
Teekay Tankers Direct Equity Placement (3)(4)	11,122,193	151,262	(14,025)	—	137,237
Teekay LNG Preferred B Units Offering	6,800,000	170,000	—	(5,589)	164,411

(1)	In May 2017, Teekay Tankers issued Class B common stock to the Company as consideration for its acquisition of the remaining 50% interest in TTOL.

(2)
During 2017, Altera issued common units (including the general partner's 2% proportionate capital contribution) as a payment-in-kind for the distributions on Altera's 8.60% Series C-1 Cumulative Convertible Perpetual Preferred Units (or the Series C-1 Preferred Units) and 10.50% Series D Cumulative Convertible Perpetual Preferred Units (or the Series D Preferred Units) and on Altera's common units and general partner interest held by subsidiaries of Teekay.

In June 2016, Altera agreed with Teekay that, until the Altera's NOK bonds maturing in 2018 had been repaid, all cash distributions (other than with respect to distributions, if any, on incentive distribution rights) to be paid by Altera to Teekay or its affiliates, including Altera's general partner, would instead be paid in common units or from the proceeds of the sale of common units. During 2017, Altera issued Teekay 2.4 million common units (including the general partner's 2% proportionate capital contribution) as a payment-in-kind for the distributions on Altera's Series D Preferred Units, common units and general partner interest held by subsidiaries of Teekay. During 2017, Altera issued common units (including the general partner's 2% proportionate capital contribution) as a payment-in-kind for the interest due on Altera's $200 million loan due to Teekay. Altera issued Teekay 1.7 million common units (including the general partner's 2% proportionate capital contribution) as a payment-in-kind for the loan interest.

(3)
In November 2017, Teekay Tankers issued Class A common shares to the shareholders of TIL as consideration for the Teekay Tankers' acquisition of the remaining 88.7% interest (including Teekay Parent's 8.2% interest) in TIL. The shares had an approximate value of $151.3 million, or $1.70 per share, when the purchase price was agreed between the parties.

(4)	Number of shares for historical equity financing transactions have been adjusted for Teekay Tankers' one-for-eight reverse stock split completed in November 2019.

As a result of the public offerings and equity placements of Teekay Tankers and Teekay LNG, and Altera prior to the 2017 Brookfield Transaction on September 25, 2017, the Company recorded an increase to retained earnings of $23.5 million in 2017. This amount represents Teekay’s dilution gains from the issuance of units and shares by these consolidated subsidiaries.